Taxation (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Current and Deferred Portions of Income Tax Expense

	For the year ended December 31, (in thousands)
	2010	2011	2012
Loss from foreign entities	$(17,949)	$(13,211)	$(17,283)
Income from PRC entities	242,622	304,805	378,284

Income before income tax expenses	$224,673	$291,594	$361,001

Current income tax expense	$30,074	$43,548	$55,995
Deferred tax	(1,051)	(1,462)	9,718

Income tax expenses applicable to PRC entities	$29,023	$42,086	$65,713
Foreign withholding tax expense	967	1,494	1,692

Income tax expense	$29,990	$43,580	$67,405

Reconciliation between the Statutory CIT Rate and Group's Effective Tax Rate

	For the year ended December 31,
	2010	2011	2012
Statutory CIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	(14.2)%	(16.1)%	(10.9)%
Effect of withholding taxes	0.4%	0.5%	3.7%
Changes in valuation allowance	2.2%	3.2%	2.6%
Other permanent book-tax differences	(0.1)%	2.3%	(1.7)%

Effective CIT rate	13.3%	14.9%	18.7%

Effects of Income Tax Expense Exemption and Reduction

	For the year ended December 31,
	2010	2011	2012
Tax holiday effect	$31,819	$46,910	$39,451
Basic earnings per share	$0.31	$0.45	$0.37

Significant Components of Deferred Tax Assets and Liabilities

	As of December 31, (in thousands)
	2011	2012
Deferred tax assets
Net operating loss from operations	$15,516	$25,571
Intangible assets	3,239	3,183
Accrued salary and benefits	3,670	4,538
Others	2,561	2,335

Total deferred tax assets	24,986	35,627
Less: Valuation allowance	(21,381)	(30,627)

Net deferred tax assets	$3,605	$5,000

Deferred tax liability
Related to acquired intangible assets	$5,146	$3,846
Withholding tax related to distribution of dividend	—	11,878
VAT refund	—	3,978

Net deferred tax liabilities	$5,146	$19,702